Assets held for sale - Schedule of net loss and comprehensive loss from discontinued operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses
General and administrative	$ 15,926,103	$ 10,058,083	$ 8,407,427
Depreciation and amortization	4,045,523	3,900,458	1,943,048
Other income	(1,292)	(3,691)	(40,454)
Net loss from discontinued operations	(1,347,473)	(3,347,561)	(5,048,557)
Cobourg facility
Disclosure Of Assets Held For Sale [Line Items]
Revenue	0	14,514	193,416
Cost of revenue	0	1,032,010	1,473,839
Gross loss before fair value adjustments	0	(1,017,496)	(1,280,423)
Fair value adjustments on inventory sold	0	(945)	16,738
Unrealized loss on changes in fair value of biological assets	0	166,886	513,625
Gross loss	(0)	(1,183,437)	(1,810,786)
Expenses
General and administrative	1,412,392	1,665,541	2,735,286
Depreciation and amortization	0	90,340	424,199
Impairment of equipment	0	387,474	132,273
Total operating expenses	1,412,392	2,143,355	3,291,758
Loss from discontinued operations	(1,412,392)	(3,326,792)	(5,102,544)
Other income	(64,919)	(79,568)	(53,987)
Loss on sale of equipment	0	100,337	0
Net loss from discontinued operations	$ (1,347,473)	$ (3,347,561)	$ (5,048,557)